Critical Accounting Estimates and Judgments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Critical Accounting Estimates and Judgments
Note 2: Critical Accounting Estimates and Judgments
The preparation of financial statements requires management to make estimates and judgments about the future. Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Accounting estimates will, by definition, seldom equal the actual results. The following discussion sets forth management’s:

•	most critical estimates and assumptions in determining the value of assets and liabilities; and

•	most critical judgments in applying accounting policies.
Critical accounting estimates and assumptions
Allowance for doubtful accounts and sales adjustments
The Company must assess whether accounts receivable are collectible from customers. Accordingly, management establishes an allowance for estimated losses arising from non-payment
and other sales adjustments, taking into consideration customer creditworthiness, current economic trends, past experience and expected credit losses. If future collections differ from estimates, future earnings would be affected. At December 31, 2019, the combined allowances were $64 million, or 5%, of the gross trade accounts receivable balance of $1.2 billion. An increase to the reserve based on 1% of accounts receivable would have decreased pre-tax
earnings by approximately $12 million for the year ended December 31, 2019.
Computer software
Computer software represented $0.9 billion of total assets in the consolidated statement of financial position at December 31, 2019. A significant portion of ongoing expenditures relate to software that is developed as part of electronic databases, delivery systems and internal infrastructures, and, to a lesser extent, software licensed directly to customers. As part of the software development process, management must estimate the expected period of benefit over which capitalized costs should be amortized. The basis of these estimates includes the timing of technological obsolescence, competitive pressures, historical experience and internal business plans for the use of the software. Due to rapidly changing technology and the uncertainty of the software development process itself, future results could be affected if management’s current assessment of its software projects differs from actual performance.
Other identifiable intangible assets and goodwill
Other identifiable intangible assets and goodwill represented $3.5 billion and $5.9 billion, respectively, of total assets in the consolidated statement of financial position at December 31, 2019. Other identifiable intangible assets and goodwill arise out of business combinations. Business combinations are accounted for under the acquisition method of accounting, which requires the Company to identify and attribute values to the intangible assets acquired based on their estimated fair value as well as to estimate their useful lives. These determinations involve significant estimates and assumptions regarding cash flow projections, economic risk and weighted-average cost of capital. The excess of acquisition cost over the fair value of identifiable net assets acquired is recorded as goodwill.

Subsequent to acquisition, the Company tests other identifiable intangible assets and goodwill for impairment as required. The outcome of these tests is highly dependent on management’s latest estimates and assumptions regarding cash flow projections, economic risk and weighted-average cost of capital. Specifically, cash flow projections could be impacted by deterioration in macroeconomic conditions, including potential impacts of regulation on customers, changes in customer buying patterns or competitive pressures. The Company’s assumption of perpetual growth could be impacted by changes in long-term outlooks for global inflation. Additionally, the discount rate, tax rate and EBITDA multiples used in various impairment tests are based on those for comparable companies, which are driven by market conditions and prevailing tax laws.
If future events or results differ adversely from the estimates and assumptions made at acquisition or as part of subsequent impairment tests, the Company could record increased amortization or impairment charges in the future.
See note 19 for discussion of the annual impairment testing of goodwill.
Equity Method Investments and Related Warrants
Equity method investments represented $1.6 billion of total assets in the consolidated statement of financial position at December 31, 2019, and consisted primarily of the Company’s 45% investment in Refinitiv. The carrying amount of equity method investees is subject to impairment assessments annually or whenever events or changes in circumstances indicate that its carrying value may not be recoverable. Additionally, the terms of the Company’s investment in Refinitiv include warrants that provide for a potential exchange of value between private equity funds affiliated with Blackstone and the Company at the time of an initial public offering (“IPO”) or change in control of Refinitiv, depending on the value of Refinitiv at that date. These warrants are a derivative instrument that are accounted for at fair value each reporting period.
On August 1, 2019, the Company and private equity funds affiliated with Blackstone agreed to sell Refinitiv to London Stock Exchange Group (“LSEG”), (see note 9) for a value that is substantially in excess of the carrying value of the Company’s investment. Reflecting the terms of the agreement, the Company valued the related warrants in Refinitiv at December 31, 2019 primarily based on the number of incremental shares in Refinitiv to which the Company is contractually entitled upon closing and the share price of LSEG on December 31, 2019. The valuation also incorporates (on a weighted-average basis) other outcomes based on the likelihood of the proposed transaction closing using a Monte Carlo simulation approach, which requires key inputs such as the estimated equity value of Refinitiv; the capitalization structure of Refinitiv; the expected volatility; the risk-free rate of return; annual dividends or distributions; and assumptions about the timing of a liquidity event. In future periods, the warrants will be revalued based on the share price of LSEG at each reporting date and will reflect management’s continuing assessment about the likelihood that the proposed transaction will close, including progress towards obtaining regulatory clearances and satisfying customary closing conditions.
If actual events or results differ from these estimates and assumptions, the Company could record additional income or expense, including impairment charges, in the future. The most significant changes that could impact the value of the warrants include the failure of the LSEG transaction to close and the volatility of the LSEG share
price.
Employee future benefits
The Company sponsors defined benefit plans providing pension and other post-employment benefits to covered employees. The determination of benefit expense associated with employee future benefits requires assumptions such as the discount rate, which is used to measure service cost, benefit plan obligations and the net interest income (expense) on the net benefit plan assets (obligations). Other significant assumptions include expected mortality, the expected rate of increase with respect to future compensation and pension payments as well as the expected healthcare cost trend rate. Because the determination of the cost and obligations associated with employee future benefits requires the use of various assumptions, there is measurement uncertainty inherent in the actuarial valuation process. Actual results will differ from results which are estimated based on assumptions. See note 27 for further details including an estimate of the impact on the consolidated financial statements from changes in the most critical assumptions.

Income taxes
The Company computes an income tax provision in each of the jurisdictions in which it operates. These income tax provisions include amounts that are based upon the Company’s estimates and assumptions regarding prices and values used to record intercompany transactions. Actual amounts of income tax expense only become final upon filing and acceptance of the tax return by the relevant authorities, which occurs subsequent to the issuance of the financial statements. Additionally, estimation of income taxes includes evaluating the recoverability of deferred tax assets based on an assessment of the ability to use the underlying future tax deductions before they expire against future taxable income. The assessment is based upon existing tax laws and estimates of future taxable income. To the extent estimates differ from the final tax return, earnings would be affected in a subsequent period.
The Company records deferred tax assets in connection with the intercompany transfer of certain operations. The determination of these assets requires management to make significant estimates and assumptions about the fair value of the related operations. Critical estimates include, but are not limited to, internal revenue and expense forecasts and discount rates, while critical assumptions include those regarding macroeconomic conditions and prevailing tax laws. The discount rates used in the income method to reduce expected future cash flows to present value are derived from a weighted-average cost of capital analysis and are adjusted to reflect the inherent risks related to the cash flow. Although the Company believes its assumptions and estimates are reasonable and appropriate, they are based in part on historical experience and are inherently uncertain. Unanticipated events and circumstances may occur that could differ adversely from our assumptions and estimates, which could require the Company to reduce its deferred tax assets in future periods.
In interim periods, the income tax provision is based on estimates of full-year earnings by jurisdiction. The average annual effective income tax rates are re-estimated
at each interim reporting date. To the extent that forecasts differ from actual results, adjustments are recorded in subsequent periods. See note 10 for further details on income taxes including a discussion on sensitivity.
Critical judgments in applying accounting policies
Revenue recognition
To determine the appropriate revenue recognition for its products and services, management must assess whether multiple products and services in customer contracts are distinct performance obligations that should be accounted for separately, or whether they must be accounted for together. In making the determination, management considers, for example, whether the Company regularly sells a good or service separately, or whether the goods or services are highly interrelated. Management must also determine the standalone selling price (SSP) for each distinct performance obligation. The Company typically has more than one SSP for individual products and services due to the stratification of its offerings by customer. As a result, management determines the SSP taking into consideration market conditions and other factors, including the value of its contracts, the product or service sold, the customer’s market, geographic location, and the number and types of users in each contract. Finally, management must also estimate the period over which to amortize assets arising from incremental costs of obtaining a contract. As management estimates that this period corresponds to the period over which a customer benefits from existing technology in the underlying product or service, this judgment is closely linked with the determination of software amortization periods.
Uncertain tax positions
The Company is subject to taxation in numerous jurisdictions and is routinely under audit by many different taxing authorities in the ordinary course of business. There are many transactions and calculations during the course of business for which the ultimate tax determination is uncertain, as taxing authorities may challenge some of the Company’s positions and propose adjustments or changes to its tax filings. As a result, the Company maintains provisions for uncertain tax positions that it believes appropriately reflect its risk. These provisions are made using the Company’s best estimates of the amount expected to be paid based on a qualitative assessment of all relevant factors. The Company reviews the adequacy of these provisions at the end of each reporting period and adjusts them based on changing facts and circumstances. Due to the uncertainty associated with tax audits, it is possible that at some future date, liabilities resulting from such audits or related litigation could vary significantly from the Company’s provisions. Where the outcome of these tax-related
matters is different from the amounts that were initially recorded, such differences will affect the tax provisions in the period in which such determination is made. At December 31, 2019, the liability associated with uncertain tax positions was $213 million and is primarily included within “Payables, accruals and provisions” on the consolidated statement of financial position.